Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Components of income tax expense
Income tax expense:

For the years ended December 31	2018	2017
Current tax recovery (expense):
Current period before undernoted items	$(117,496)	$(95,402)
Benefit from unrecognised loss carry forwards	23,860	10,115
Adjustments to prior years	2,609	(217)
	(91,027)	(85,504)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	(56,258)	23,310
Adjustments to prior years	(2,331)	200
Change in U.S. tax rate	—	(36,567)
Change in other jurisdictions tax rates	35	734
Other	(3,910)	2,039
	(62,464)	(10,284)
Total income tax expense	$(153,491)	$(95,788)

Reconciliation of accounting profit multiplied by applicable tax rates
Income tax expense differs from the amounts that would be obtained by applying the Canadian statutory income tax rate to net income before income taxes as follows:

For the years ended December 31	2018	2017
Income before income taxes	$811,475	$470,885
Deduct earnings of associate	(72,001)	(75,995)
	739,474	394,890
Canadian statutory tax rate	27.0%	26.5%
Income tax expense calculated at Canadian statutory tax rate	(199,658)	(104,646)
Increase (decrease) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	15,754	30,223
Utilization of unrecognised loss carryforwards and temporary differences	31,325	20,468
Impact of tax rate changes in the U.S.	—	(36,567)
Impact of tax rate changes in other jurisdictions	35	734
Impact of foreign exchange	(173)	3,104
Other business taxes	(7,750)	(4,105)
Tax effect of recovery (expenses) that are not taxable (deductible) for tax purposes	7,015	(4,112)
Adjustments to prior years	278	(17)
Other	(317)	(870)
Total income tax expense	$(153,491)	$(95,788)

Effect of temporary difference, unused tax losses and unused tax credits and analysis of change in deferred income tax liabilities
Analysis of the change in deferred income tax assets and liabilities:

			2018			2017
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Balance, January 1	$(164,091)	$102,341	$(266,432)	$(153,639)	$137,341	$(290,980)
Deferred income tax recovery (expense) included in net income	(62,464)	(44,277)	(18,187)	(10,284)	(34,517)	24,233
Impact of U.S. tax rate change in other comprehensive income	—	—	—	(8,621)	(8,621)	—
Deferred income tax recovery included in other comprehensive income	3,980	1,253	2,727	9,295	8,398	897
Other	893	215	678	(842)	(260)	(582)
Balance, December 31	$(221,682)	$59,532	$(281,214)	$(164,091)	$102,341	$(266,432)
The tax effect of temporary differences that give rise to deferred income tax liabilities and deferred income tax assets are as follows:

As at		Dec 31 2018			Dec 31 2017
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment	$(425,743)	$(212,087)	$(213,656)	$(399,391)	$(189,368)	$(210,023)
Repatriation taxes	(94,446)	—	(94,446)	(87,239)	—	(87,239)
Other	(14,930)	(6,700)	(8,230)	(11,670)	(3,740)	(7,930)
	(535,119)	(218,787)	(316,332)	(498,300)	(193,108)	(305,192)
Non-capital loss carryforwards	233,237	233,237	—	244,576	244,576	—
Share-based compensation	10,908	1,170	9,738	19,920	2,946	16,974
Other	69,292	43,912	25,380	69,713	47,927	21,786
	313,437	278,319	35,118	334,209	295,449	38,760
Net deferred income tax assets (liabilities)	$(221,682)	$59,532	$(281,214)	$(164,091)	$102,341	$(266,432)